COMMITMENTS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of commitments [Line Items]
Operating lease commitments	¥ 19,694	¥ 33,596	¥ 47,498
Later than one year and not later than five years [member]
Disclosure of commitments [Line Items]
Operating lease commitments	5,792	19,694	33,596
Not later than one year [member]
Disclosure of commitments [Line Items]
Operating lease commitments	¥ 13,902	¥ 13,902	¥ 13,902